Equity (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Options Outstanding shares, Ending	24,101,405,000
Warrants [Member]
Options Outstanding
Options Outstanding shares, Beginning	1,196,000	1,779,000
Options Outstanding, Warrants exercised	(990,000)	(583,000)
Options Outstanding shares, Ending	5,035,025	1,196,000
Options Outstanding, Warrants granted	4,829,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning	$ 2.96	$ 2.66
Weighted Average Exercise Price, Warrants exercised	2.03	2.05
Weighted Average Exercise Price, Ending	1.80	$ 2.96
Weighted Average Exercise Price, Warrants granted	$ 1.98
Warrants Exercisable
Warrants Exercisable, Beginning	598,000	982,000
Warrants Exercisable, Ending	4,386,000	598,000
Weighted Average Exercise Price Warrants Exercisable
Weighted Average Exercise Price Options Exercisable, Beginning	$ 2.96	$ 2.42
Weighted Average Exercise Price Options Exercisable,Ending	$ 1.88	$ 2.96